REVENUE FROM PRIVATE FUNDS AND ADVISORTY SERVICES	12 Months Ended
Dec. 31, 2022
Revenue from Contracts with Customers [Abstract]
REVENUE FROM PRIVATE FUNDS AND ADVISORTY SERVICES	REVENUE FROM PRIVATE FUNDS AND ADVISORY SERVICESThe components of the Company’s revenue from private funds and advisory services are described in the table below. Intercompany revenues and expenses between the Company and its subsidiaries, such as property management fees, are eliminated upon consolidation. Under certain arrangements, asset-based fees that are earned from third-party investors in Tricon's subsidiary entities are billed directly to those investors and are therefore not recognized in the accounts of the applicable subsidiary. These amounts are included in the asset management fees revenue recognized in the statements of comprehensive income.

(in thousands of U.S. dollars)
For the years ended December 31	2022	2021

Asset management fees	$12,431	$12,719
Performance fees(1)	110,330	8,909
Development fees	26,826	24,418
Property management fees	10,501	4,647
Total revenue from private funds and advisory services	$160,088	$50,693
(1) The Company recognized performance fee income of $99,865 from the sale of Tricon's remaining equity interests in its U.S. multi-family rental portfolio (Note 5).